UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06377
BNY Mellon Municipal Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
8/31/25
ITEM 1 - Reports to Stockholders

BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class A – DMUAX
This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.69%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned -1.29%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal bonds underperformed most U.S. fixed income sectors, driven by dramatic yield curve steepening, as intermediate and long rates rose while short rates declined.
  Security selection contributed positively to relative performance, particularly in health care, power, water & sewer and housing. Sector positioning was also positive, especially in airport and CCRC bonds.
  Primary detractors were the Fund’s concentrated exposure to longer-dated maturities and weak sector allocation, notably an emphasis on tobacco bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-5.71%	-0.93%	1.33%
without Sales Charge	-1.29%	-0.01%	1.79%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,790	603	$6,585,143	19.60%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

Medical
13.2%
Education
11.4%
Transportation
10.1%
Airport
9.1%
Water & Sewer
6.6%
General Obligation
6.1%
Power
5.6%
Development
4.5%
Nursing Homes
4.3%
School District
4.1%
Housing
3.9%
Tobacco Settlement
2.4%
Utilities
1.1%
Net Other Assets and Liabilities
17.6%

State Allocation (Based on Net Assets)

New York 8.8%
Pennsylvania 8.8%
Texas 8.3%
Illinois 8.1%
Florida 5.4%
Massachusetts 4.7%
Wisconsin 4.4%
Michigan 3.6%
Connecticut 3.5%
California 3.4%
Alabama 3.3%
Georgia 3.2%
Arizona 3.0%
Washington 2.7%
Colorado 2.5%
South Carolina 2.5%
New Jersey 2.4%
Ohio 2.1%
Maryland 1.6%
District of Columbia 1.5%
Kentucky 1.4%
Tennessee 1.3%
Louisiana 1.3%
Oregon 1.2%
Virginia 1.1%
Nevada 1.0%
Minnesota 1.0%
Indiana 1.0%
Net Other Assets and Liabilities 6.9%

How has the Fund changed?
  As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0319AR0825

BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class C – DMUCX
This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$145	1.46%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned -2.06%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal bonds underperformed most U.S. fixed income sectors, driven by dramatic yield curve steepening, as intermediate and long rates rose while short rates declined.
  Security selection contributed positively to relative performance, particularly in health care, power, water & sewer and housing. Sector positioning was also positive, especially in airport and CCRC bonds.
  Primary detractors were the Fund’s concentrated exposure to longer-dated maturities and weak sector allocation, notably an emphasis on tobacco bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	-3.02%	*	-0.77%	1.03%
without Deferred Sales Charge	-2.06%		-0.77%	1.03%
Bloomberg U.S. Municipal Bond Index	0.08%		0.40%	2.18%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,790	603	$6,585,143	19.60%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
How has the Fund changed?
  As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0350AR0825

BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class I – DMBIX
This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.43%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned -1.05%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal bonds underperformed most U.S. fixed income sectors, driven by dramatic yield curve steepening, as intermediate and long rates rose while short rates declined.
  Security selection contributed positively to relative performance, particularly in health care, power, water & sewer and housing. Sector positioning was also positive, especially in airport and CCRC bonds.
  Primary detractors were the Fund’s concentrated exposure to longer-dated maturities and weak sector allocation, notably an emphasis on tobacco bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	-1.05%	0.23%	2.05%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,790	603	$6,585,143	19.60%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
How has the Fund changed?
  As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6015AR0825

BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class Y – DMUYX
This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.40%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned -1.01%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal bonds underperformed most U.S. fixed income sectors, driven by dramatic yield curve steepening, as intermediate and long rates rose while short rates declined.
  Security selection contributed positively to relative performance, particularly in health care, power, water & sewer and housing. Sector positioning was also positive, especially in airport and CCRC bonds.
  Primary detractors were the Fund’s concentrated exposure to longer-dated maturities and weak sector allocation, notably an emphasis on tobacco bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	-1.01%	0.25%	2.11%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,790	603	$6,585,143	19.60%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
How has the Fund changed?
  As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0365AR0825

BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class Z – DRMBX
This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$53	0.53%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Z shares returned -1.14%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal bonds underperformed most U.S. fixed income sectors, driven by dramatic yield curve steepening, as intermediate and long rates rose while short rates declined.
  Security selection contributed positively to relative performance, particularly in health care, power, water & sewer and housing. Sector positioning was also positive, especially in airport and CCRC bonds.
  Primary detractors were the Fund’s concentrated exposure to longer-dated maturities and weak sector allocation, notably an emphasis on tobacco bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Z	-1.14%	0.19%	2.01%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,790	603	$6,585,143	19.60%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
How has the Fund changed?
  As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors, all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0125AR0825

BNY Mellon High Yield Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class A – DHYAX
This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.08%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned -4.50%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal high yield performance was pressured by dramatic steepening of the yield curve and a remarkably high level of municipal supply.
  Compared to the Index, the Fund’s performance benefited from its relatively high yield, which contributed to income generation.
  The Fund’s relatively long duration positioning and concentrated exposure in longer-dated maturities were the primary detractors from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-8.78%	-1.37%	1.93%
without Sales Charge	-4.50%	-0.46%	2.41%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$181	152	$979,300	16.77%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

Education
17.2%
Nursing Homes
16.4%
Transportation
12.7%
Development
12.0%
Medical
6.1%
Airport
5.7%
Tobacco Settlement
4.7%
School District
3.9%
Water & Sewer
3.4%
General Obligation
3.4%
Housing
2.3%
Power
1.6%
Net Other Assets and Liabilities
10.6%

State Allocation (Based on Net Assets)

Arizona 9.2%
Texas 9.1%
New York 8.2%
Illinois 6.7%
Colorado 6.1%
Washington 6.0%
Wisconsin 5.8%
Florida 4.6%
Pennsylvania 4.0%
Ohio 3.9%
District of Columbia 3.4%
California 3.2%
Michigan 3.0%
U.S. Related 2.7%
Virginia 2.7%
Georgia 2.7%
Alabama 2.5%
Missouri 2.2%
North Carolina 2.1%
Connecticut 1.6%
Nevada 1.5%
Arkansas 1.5%
New Hampshire 1.4%
Oklahoma 1.3%
South Dakota 1.3%
Oregon 1.2%
Maryland 1.2%
Alaska 1.1%
New Jersey 1.0%
Net Other Assets and Liabilities -1.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6165AR0825

BNY Mellon High Yield Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class C – DHYCX
This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.88%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned -5.16%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal high yield performance was pressured by dramatic steepening of the yield curve and a remarkably high level of municipal supply.
  Compared to the Index, the Fund’s performance benefited from its relatively high yield, which contributed to income generation.
  The Fund’s relatively long duration positioning and concentrated exposure in longer-dated maturities were the primary detractors from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	-6.08%	*	-1.22%	1.62%
without Deferred Sales Charge	-5.16%		-1.22%	1.62%
Bloomberg U.S. Municipal Bond Index	0.08%		0.40%	2.18%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$181	152	$979,300	16.77%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6166AR0825

BNY Mellon High Yield Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class I – DYBIX
This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.84%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned -4.19%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal high yield performance was pressured by dramatic steepening of the yield curve and a remarkably high level of municipal supply.
  Compared to the Index, the Fund’s performance benefited from its relatively high yield, which contributed to income generation.
  The Fund’s relatively long duration positioning and concentrated exposure in longer-dated maturities were the primary detractors from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	-4.19%	-0.22%	2.66%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$181	152	$979,300	16.77%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6092AR0825

BNY Mellon High Yield Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class Y – DHYYX
This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.84%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned -4.18%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal high yield performance was pressured by dramatic steepening of the yield curve and a remarkably high level of municipal supply.
  Compared to the Index, the Fund’s performance benefited from its relatively high yield, which contributed to income generation.
  The Fund’s relatively long duration positioning and concentrated exposure in longer-dated maturities were the primary detractors from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	-4.18%	-0.20%	2.67%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$181	152	$979,300	16.77%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0572AR0825

BNY Mellon High Yield Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class Z – DHMBX
This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$94	0.96%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Z shares returned -4.38%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 0.08% for the same period.
What affected the Fund’s performance?
  Municipal high yield performance was pressured by dramatic steepening of the yield curve and a remarkably high level of municipal supply.
  Compared to the Index, the Fund’s performance benefited from its relatively high yield, which contributed to income generation.
  The Fund’s relatively long duration positioning and concentrated exposure in longer-dated maturities were the primary detractors from relative performance.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Z	-4.38%	-0.32%	2.53%
Bloomberg U.S. Municipal Bond Index	0.08%	0.40%	2.18%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$181	152	$979,300	16.77%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6133AR0825

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $75,332 in 2024 and $76,838 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $40,312 in 2024 and $31,750 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $10,027 in 2024 and $6,684 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $25,508 in 2024 and $17,720 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $8,819 in

2024 and $9,257 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,639,482 in 2024 and $1,822,595 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

Class	Ticker
A	DMUAX
C	DMUCX
I	DMBIX
Y	DMUYX
Z	DRMBX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon AMT-Free Municipal Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — .5%
Collateralized Municipal-Backed Securities — .5%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	5,131,229	4,990,154
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	1,880,490	1,766,423
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A	3.50	12/20/2035	2,804,864	2,648,571
Total Bonds and Notes (cost $10,796,285)				9,405,148

Long-Term Municipal Investments — 100.8%
Alabama — 3.3%
Auburn University, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2036	1,000,000	998,096
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	2,250,000	2,255,271
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	9,695,000	9,640,082
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,582,244
Black Belt Energy Gas District, Revenue Bonds, Ser. D	5.00	11/1/2034	6,940,000	7,377,563
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	2,320,000	2,462,925
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000	2,524,995
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	21,000,000	21,410,962
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	500,000	435,147
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A	4.20	5/1/2034	1,975,000	1,993,496
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 2) Ser. B(a)	4.00	12/1/2031	1,000,000	996,316
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,750,000	1,879,798
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	1,550,000	1,651,594
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2035	3,005,000	3,028,894
				58,237,383
Alaska — .1%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,345,000	1,891,292
Arizona — 2.7%
Arizona Board of Regents, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2037	615,000	648,415
Arizona Board of Regents, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2038	3,000,000	3,132,311
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	2,855,000	2,290,553
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2037	4,885,000	4,622,649
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2051	10,000,000	7,947,504
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	775,000	754,319
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	5,170,000	4,887,985
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	6,330,000	5,855,244

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Arizona — 2.7% (continued)
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,750,000	1,751,056
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2046	3,325,000	3,017,677
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	5,000,000	5,065,724
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000	3,656,461
Phoenix Civic Improvement Corp., Revenue Bonds (Junior Lien Airport) Ser. B	4.00	7/1/2044	2,000,000	1,748,524
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000	2,291,017
				47,669,439
Arkansas — .5%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	5,550,000	5,585,481
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,428,517
Pulaski County, Revenue Bonds (Arkansas Children’s Hospital)	4.25	3/1/2048	2,000,000	1,781,581
				9,795,579
California — 3.3%
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Ser. B	5.25	7/1/2040	2,200,000	2,317,648
California, GO, Refunding	5.00	4/1/2042	1,100,000	1,152,041
California, GO, Refunding	5.25	9/1/2047	1,500,000	1,567,079
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	7/1/2034	4,815,000	5,064,178
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	5,000,000	5,386,238
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	3,640,000	3,611,752
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(a)	5.25	10/1/2035	1,875,000	2,074,358
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	1,650,000	1,615,502
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	5,588,694	5,274,075
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(b)	6.38	6/15/2064	2,200,000	2,267,017
California Municipal Finance Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(b)	5.13	11/1/2040	2,700,000	2,713,519
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.00	12/1/2033	1,000,000	1,017,182
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.25	12/1/2048	1,800,000	1,701,715
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2050	2,980,000	2,615,369
Los Angeles Department of Airports, Revenue Bonds (Sustainable Bond)	5.25	5/15/2047	5,000,000	5,047,543
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2037	3,405,000	3,615,781
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,780,000	2,388,423
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,036,030
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2042	950,000	920,297
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2045	1,560,000	1,459,851

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
California — 3.3% (continued)
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,750,000	2,821,378
Tender Option Bond Trust Receipts (Series 2023-XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.87	8/1/2053	3,600,000	3,099,628
				58,766,604
Colorado — 2.5%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	6,000,000	5,627,164
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities)	5.00	12/1/2043	2,960,000	2,870,869
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	4,245,000	3,609,213
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	7,525,000	7,461,791
Colorado High Performance Transportation Enterprise, Revenue Bonds (C- 470 Express Lanes System)	5.00	12/31/2056	3,000,000	2,785,332
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2027	3,860,000	3,932,412
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,520,543
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2036	1,315,000	1,321,003
Denver Health & Hospital Authority, Revenue Bonds, Ser. A	6.00	12/1/2055	5,250,000	5,499,796
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	2,000,000	2,000,778
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	9.64	8/1/2044	1,645,000	1,721,632
Tender Option Bond Trust Receipts (Series 2023-XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	6.74	11/15/2048	2,770,000	2,359,429
Vail Home Partners Corp., Revenue Bonds(b)	6.00	10/1/2064	3,500,000	3,447,920
				44,157,882
Connecticut — 3.5%
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000	5,002,276
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000	1,010,719
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	1,500,000	1,508,889
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2042	2,000,000	2,083,448
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Greenwich Academy) Ser. G	4.00	3/1/2041	1,170,000	1,094,137
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital Obligated Group) Ser. K	4.00	7/1/2046	2,270,000	1,934,658
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000	1,737,742
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,845,000	1,469,310
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Trustees of Trinity College) Ser. R	4.00	6/1/2045	925,000	798,080
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A(b)	5.00	9/1/2046	1,000,000	906,295
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A(b)	5.00	9/1/2053	1,500,000	1,307,132
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	2,000,000	1,651,723

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Connecticut — 3.5% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. A	4.00	7/1/2040	500,000	459,215
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Project) Ser. A	4.00	7/1/2046	945,000	809,618
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000	201,025
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000	2,007,675
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Corp.) Ser. E	5.25	3/1/2032	5,000,000	5,533,493
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000	516,607
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000	1,903,424
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,185,000	1,079,494
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D1	3.00	5/15/2051	1,950,000	1,935,954
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,455,000	1,455,653
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	3,415,000	3,412,244
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	590,000	591,984
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000	25,028
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	4,000,000	4,008,098
New Haven, GO (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2039	3,000,000	3,053,781
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000	965,018
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	3,967,970
University of Connecticut, Revenue Bonds (Insured; State Appropriation) Ser. A	5.25	11/15/2047	4,000,000	4,063,040
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,176,728
Waterbury, GO, Ser. A	4.00	2/1/2045	4,700,000	4,243,243
				62,913,701
Delaware — .1%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	962,787
District of Columbia — 1.5%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	3,950,000	4,050,033
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	2,000,000	2,036,464
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2037	2,000,000	2,065,090
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000	829,030
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2038	2,855,000	2,701,872
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	2,000,000	2,018,233
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	4,000,000	4,050,102
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond)	5.25	7/15/2053	3,000,000	3,077,844
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/15/2039	3,500,000	3,429,724
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.13	7/15/2047	2,000,000	1,789,840
				26,048,232

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Florida — 5.4%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	1,670,000	1,510,927
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2054	1,480,000	1,455,340
Escambia County, Revenue Bonds	5.00	10/1/2046	3,820,000	3,825,789
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	10,245,000	9,743,460
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,509,503
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	1,075,000	1,016,176
Florida Housing Finance Corp., Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	980,000	971,696
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.00	6/15/2035	3,400,000	3,442,074
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	4,220,000	4,215,075
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,360,000	1,312,969
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	1,380,000	1,142,417
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	2,110,000	2,234,378
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	5,000,000	4,299,985
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	6,000,000	5,041,055
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	2,818,628
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,461,578
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,533,891
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,715,000	2,674,765
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement- Life Communities Obligated Group)	5.00	11/15/2045	4,025,000	3,860,856
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	12,215,000	10,162,843
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,034,247
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2038	1,200,000	1,231,534
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2039	1,000,000	1,021,174
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,101,345
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	2,700,000	2,447,584
St. Johns County School Board, COP (Insured; Assured Guaranty Corp.) Ser. A	5.50	7/1/2049	3,250,000	3,384,750
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	5,735,871
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2035	5,875,000	5,930,770
Tender Option Bond Trust Receipts (Series 2023-XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.84	10/1/2049	9,750,000	8,255,392
				97,376,072
Georgia — 3.2%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,016,934
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2038	1,100,000	1,127,031

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Georgia — 3.2% (continued)
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2039	1,000,000	1,017,676
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,535,000	2,487,884
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,410,000	1,385,811
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2055	5,000,000	4,992,000
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.25	1/1/2054	5,755,000	5,855,780
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	9/1/2030	4,250,000	4,513,077
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	2,000,000	2,095,535
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	4.00	9/1/2026	17,000,000	17,098,384
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	12/1/2030	3,000,000	3,190,798
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	5,000,000	5,353,214
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	8.03	7/1/2044	2,660,000	2,577,460
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.37	1/1/2059	1,270,000	1,220,282
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	3,250,000	3,252,055
				57,183,921
Hawaii — .1%
Honolulu County, GO, Ser. C	4.00	7/1/2039	1,000,000	980,401
Idaho — .4%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	7,625,000	7,651,963
Illinois — 8.1%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2050	4,500,000	4,593,679
Chicago, GO, Ser. A	5.00	1/1/2043	2,130,000	2,023,813
Chicago, GO, Ser. A	5.00	1/1/2044	1,000,000	911,799
Chicago, GO, Ser. A	5.00	1/1/2045	6,300,000	5,919,532
Chicago, GO, Ser. A	6.00	1/1/2050	2,000,000	2,038,129
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000	2,030,594
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	5,000,000	5,098,438
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2029	2,000,000	2,110,999
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2034	1,000,000	1,031,744
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,027,022
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	12/1/2030	3,000,000	3,142,866
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	4,000,000	3,901,253
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	4,000,000	4,218,946
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,000,000	1,005,463
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	3,500,000	3,538,836
Chicago O’Hare International Airport, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. D	5.00	1/1/2039	6,530,000	6,900,077
Chicago Park District, GO, Refunding, Ser. A	5.00	1/1/2045	5,000,000	5,016,555
Chicago Park District, GO, Refunding, Ser. A	5.25	1/1/2046	2,500,000	2,537,489
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2037	1,350,000	1,429,194

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Illinois — 8.1% (continued)
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2040	1,000,000	1,049,940
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2043	2,000,000	2,049,189
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	6,730,000	7,065,155
Cook County, Revenue Bonds, Refunding	5.00	11/15/2036	2,000,000	2,040,764
Cook County, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000	2,305,755
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000	1,264,733
Illinois, GO, Ser. D	5.00	11/1/2028	1,000,000	1,052,141
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000	1,067,134
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	7,500,000	7,568,974
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	3,000,000	3,004,087
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medical & Science)	5.00	8/1/2047	1,350,000	1,273,118
Illinois Finance Authority, Revenue Bonds (Sustainable Bond)	4.00	7/1/2038	4,500,000	4,381,105
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	670,000	682,903
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	2,835,000	2,779,247
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	12,740,000	10,804,431
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	2,785,000	2,766,929
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	4,500,000	4,600,121
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	1,500,000	1,505,487
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(e)	0.00	12/15/2036	2,500,000	1,533,685
Metropolitan Water Reclamation District of Greater Chicago, GO (Sustainable Bond) Ser. A	5.00	12/1/2044	4,000,000	4,112,628
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000	601,975
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2036	650,000	646,497
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	12,350,000	11,527,712
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	3,015,000	2,880,170
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000	1,663,265
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,300,000	3,611,060
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.22	6/1/2048	1,125,000	953,949
Tender Option Bond Trust Receipts (Series 2025-XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	12.39	1/1/2053	1,440,000	1,471,860
				144,740,442
Indiana — 1.0%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,207,417
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	3,445,000	3,438,909
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	3,814,081
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	2,500,000	2,531,153

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Indiana — 1.0% (continued)
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,000,000	1,011,113
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds	4.13	2/1/2052	2,640,000	2,320,396
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services) Ser. A	5.00	1/1/2035	3,400,000	3,400,353
				17,723,422
Iowa — .5%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(f)	5.00	12/1/2032	900,000	1,021,930
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	4,415,000	4,384,154
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,068,661
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	3,000,000	3,051,695
				9,526,440
Kentucky — 1.4%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,000,000	1,057,486
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	15,900,000	17,133,134
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/1/2032	1,685,000	1,796,562
University of Kentucky, Revenue Bonds (Johnson Center Expansion) Ser. A	5.25	4/1/2050	5,000,000	5,100,504
				25,087,686
Louisiana — 1.3%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2050	6,010,000	6,202,218
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.50	9/1/2059	5,000,000	4,865,183
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	2,880,000	2,875,523
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2055	3,000,000	3,099,994
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Corp.)	5.00	1/1/2037	1,750,000	1,782,120
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Corp.)	5.00	1/1/2038	1,500,000	1,522,297
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Corp.)	5.00	10/1/2048	1,230,000	1,220,410
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	2,000,000	1,987,075
				23,554,820
Maine — .2%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	3,000,000	3,068,757
Maryland — 1.6%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	2,350,000	2,357,854
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	10,175,000	9,604,567
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000	1,502,812
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Inc.)	5.00	8/15/2038	5,000,000	5,000,889
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2(a)	5.00	7/1/2027	4,000,000	4,105,385
Maryland Stadium Authority, Revenue Bonds	4.00	6/1/2049	4,850,000	4,198,128
Tender Option Bond Trust Receipts (Series 2024-XF1758), (Maryland Stadium Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.62	6/1/2054	1,900,000	1,905,271
				28,674,906

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Massachusetts — 4.7%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,000,000	981,458
Massachusetts, GO, Ser. C	3.00	3/1/2047	1,350,000	988,048
Massachusetts, GO, Ser. C	5.25	10/1/2052	2,000,000	2,058,508
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2034	1,475,000	1,476,347
Massachusetts Development Finance Agency, Revenue Bonds (Brown University) Ser. A	5.50	8/15/2050	6,750,000	6,784,203
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	1,000,000	1,005,040
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2046	1,200,000	1,185,372
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000	855,163
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	13,515,000	13,835,201
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston College) Ser. W	5.00	7/1/2055	10,000,000	10,084,416
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(b)	5.00	10/1/2057	1,500,000	1,342,051
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2045	1,250,000	1,021,393
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,014,608
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston University) Ser. FF	4.00	10/1/2046	1,990,000	1,741,305
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.25	11/1/2051	5,000,000	5,072,814
Massachusetts Development Finance Agency, Revenue Bonds (Boston College) Ser. BB1	4.00	10/1/2046	550,000	479,773
Massachusetts Development Finance Agency, Revenue Bonds (Caregroup) Ser. J1	5.00	7/1/2043	350,000	351,146
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(b)	5.13	11/15/2046	1,500,000	1,504,239
Massachusetts Development Finance Agency, Revenue Bonds (Seven Hills Foundation & Affiliates Obligated Group) Ser. A	5.00	9/1/2045	1,500,000	1,500,000
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Project)	4.00	7/1/2046	500,000	403,077
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	2,265,000	1,899,101
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2037	1,000,000	1,003,678
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. H1	5.00	7/1/2033	500,000	500,435
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000	1,508,701
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000	812,847
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(b)	5.00	10/1/2047	1,000,000	928,001
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove Inc.)	5.00	10/1/2049	700,000	656,927
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Salem Community Corp.)	5.25	1/1/2050	1,000,000	871,454
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,003,277
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000	756,139

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Massachusetts — 4.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	450,000	452,946
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Boston Medical Center)	4.38	7/1/2052	3,000,000	2,552,454
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000	1,028,631
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,001,154
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	1,450,000	1,532,958
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B	4.50	6/1/2056	2,500,000	2,219,380
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2051	1,000,000	858,849
Massachusetts Port Authority, Revenue Bonds, Ser. E	5.00	7/1/2040	1,000,000	1,021,305
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000	2,153,631
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2040	1,215,000	1,240,885
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000	1,503,880
Massachusetts Transportation Fund, Revenue Bonds (Sustainable Bond)	5.00	6/1/2050	1,000,000	1,003,738
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2046	2,130,000	1,889,127
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	5.00	11/1/2050	1,220,000	1,221,413
				83,305,073
Michigan — 3.6%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,110,000	1,122,955
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2041	2,250,000	2,342,098
Great Lakes Water Authority, Revenue Bonds, Ser. D	5.50	7/1/2050	5,125,000	5,368,616
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds (Sustainable Bond) Ser. C	5.25	7/1/2053	1,250,000	1,287,432
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.25	7/1/2053	2,250,000	2,315,820
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	2,641,684
Lansing Board of Water & Light, Revenue Bonds, Ser. B(a)	2.00	7/1/2026	5,500,000	5,428,650
Michigan Finance Authority, Revenue Bonds (McLaren Health Care)	4.00	2/15/2050	4,970,000	4,077,821
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	5,550,000	4,681,095
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	4.38	2/28/2054	2,000,000	1,768,952
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2038	7,135,000	7,515,517
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	3,800,000	3,680,960
Michigan Trunk Line, Revenue Bonds (State Trunk Line Fund Bond)	4.00	11/15/2046	14,330,000	12,704,931
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	2,440,000	2,136,800
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	5,079,272
Wayne County Airport Authority, Revenue Bonds, Ser. A	5.50	12/1/2050	2,500,000	2,620,946
				64,773,549
Minnesota — 1.0%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,000,000	959,718
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. A	4.00	1/1/2054	12,000,000	10,017,655
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	5,500,000	5,489,697
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	1,485,000	1,490,918
				17,957,988

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Mississippi — .1%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	1,970,000	1,984,926
Missouri — .3%
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village St. Louis Obligated Group)	5.00	9/1/2048	2,250,000	2,037,470
Tender Option Bond Trust Receipts (Series 2023-XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	6.56	12/1/2053	3,000,000	2,664,907
				4,702,377
Nebraska — .6%
Omaha Public Power District, Revenue Bonds, Ser. A	5.25	2/1/2052	4,000,000	4,089,989
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2041	3,050,000	3,086,503
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	3,704,451
				10,880,943
Nevada — 1.0%
Clark County, GO, Ser. A	5.00	6/1/2043	2,500,000	2,532,180
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.00	6/15/2037	1,700,000	1,698,352
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	1,340,000	1,278,366
Clark County School District, GO, Ser. A	5.00	6/15/2039	5,000,000	5,244,826
Nevada Highway Improvement, Revenue Bonds, Ser. D	3.00	12/1/2043	3,625,000	2,854,358
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	1,250,000	1,033,571
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) Ser. C(b),(e)	0.00	7/1/2058	13,500,000	2,001,114
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) (Insured; Assured Guaranty Corp.)	4.13	6/1/2058	1,250,000	1,066,517
				17,709,284
New Hampshire — .6%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	2,000,000	2,005,484
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(e)	0.00	12/15/2033	5,450,000	3,320,410
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,000,000	1,019,629
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,550,000	1,577,075
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.50	6/1/2053	1,550,000	1,430,781
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	665,000	700,495
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	12/1/2039	790,000	839,415
				10,893,289
New Jersey — 2.4%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	3,405,000	3,476,870
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	7,245,000	7,252,564
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	7,220,000	6,139,145
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,120,928

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
New Jersey — 2.4% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,200,000	1,281,612
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,250,000	1,261,620
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	4,500,000	4,592,559
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	3,750,000	3,843,810
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	4.13	1/1/2054	1,300,000	1,128,864
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000	5,092,048
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000	5,070,036
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,860,000	1,843,600
				43,103,656
New Mexico — .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.60	9/1/2049	4,950,000	4,701,485
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.70	9/1/2054	990,000	943,402
				5,644,887
New York — 8.8%
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	750,000	784,531
Empire State Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	4.00	3/15/2039	1,160,000	1,112,123
Empire State Development Corp., Revenue Bonds, Refunding (Personal Income Tax)	4.00	3/15/2042	4,810,000	4,414,476
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	4,850,000	4,752,275
New York City, GO, Ser. C	4.00	8/1/2040	1,500,000	1,405,395
New York City, GO, Ser. C	4.00	8/1/2041	1,000,000	922,357
New York City, GO, Ser. D1	4.00	3/1/2041	4,220,000	3,897,153
New York City, GO, Ser. D1	4.00	3/1/2050	7,210,000	6,177,068
New York City, GO, Ser. F1	4.00	3/1/2047	1,400,000	1,220,086
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	1/1/2032	1,000,000	1,033,292
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.13	6/15/2047	1,840,000	1,661,040
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	6,780,000	6,748,434
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Corp.) Ser. B(e)	0.00	11/15/2052	6,400,000	1,551,479
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	5,925,000	6,228,552
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	3,500,000	3,941,791
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	1,475,000	1,539,362
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(f)	5.00	10/1/2028	10,000	10,781
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E(f)	4.00	3/15/2032	5,000	5,389
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E(f)	4.00	3/15/2032	290,000	312,572
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2040	4,705,000	4,442,760
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bonds) Ser. B1	4.70	11/1/2059	1,000,000	932,496
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2045	7,665,000	6,822,821
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	3,380,000	3,372,617
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	7,035,000	6,572,806

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
New York — 8.8% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	7,125,000	6,188,855
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	2,810,000	2,863,005
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2055	11,500,000	12,027,768
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2036	2,455,000	2,560,770
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	4,000,000	4,019,423
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,350,000	3,173,069
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)	5.00	6/30/2054	11,755,000	11,203,635
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.)	5.00	6/30/2049	1,500,000	1,445,286
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.)	5.13	6/30/2060	700,000	677,340
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	5.00	12/1/2035	1,750,000	1,854,878
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2052	3,000,000	2,970,412
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.81	11/15/2047	2,000,000	1,685,558
Tender Option Bond Trust Receipts (Series 2024-XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.35	6/30/2060	1,360,000	1,340,642
Tender Option Bond Trust Receipts (Series 2024-XM1181), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds, Ser. A1) Non-Recourse, Underlying Coupon Rate 4.13%(b),(c),(d)	5.74	5/15/2064	1,500,000	1,271,110
Tender Option Bond Trust Receipts (Series 2024-XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.35	12/31/2054	1,400,000	1,381,440
Tender Option Bond Trust Receipts (Series 2025-XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.54	9/1/2050	1,400,000	1,445,845
Triborough Bridge & Tunnel Authority, Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.00	11/15/2049	2,000,000	2,009,403
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	4,000,000	3,389,626
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,143,841
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,000,000	6,994,727
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	8,500,000	8,566,179
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000	5,125,155
				157,199,623
North Carolina — .9%
Greater Asheville Regional Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	7/1/2029	1,160,000	1,245,781
Nash Health Care Systems, Revenue Bonds	5.75	2/1/2050	4,350,000	4,534,975

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
North Carolina — 0.9% (continued)
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	3,230,000	3,209,150
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,000,000	1,939,581
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2049	2,675,000	2,482,446
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	1/1/2039	2,000,000	2,019,928
				15,431,861
North Dakota — .2%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. C	5.00	7/1/2042	1,500,000	1,540,157
University of North Dakota, COP (Insured; Assured Guaranty Corp.) Ser. A	4.00	6/1/2051	2,500,000	2,107,576
				3,647,733
Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	16,000,000	12,905,387
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	896,432
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	4,500,000	4,273,439
Hamilton County Sewer System, Revenue Bonds (The Metropolitan Sewer District of Greater Cincinnati) Ser. A	5.00	12/1/2053	3,750,000	3,787,083
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000	1,093,848
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000	1,367,577
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC)	3.75	9/1/2050	2,930,000	2,957,919
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	750,000	662,097
Tender Option Bond Trust Receipts (Series 2024-XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.82	6/1/2049	2,800,000	2,844,462
University of Cincinnati, Revenue Bonds, Ser. A	5.25	6/1/2049	2,500,000	2,585,911
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2049	2,000,000	1,913,970
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2054	3,000,000	2,817,284
				38,105,409
Oklahoma — .9%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	3,000,000	2,840,599
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.00	10/1/2048	8,015,000	6,990,092
Tender Option Bond Trust Receipts (Series 2024-XM1163), (Oklahoma City Water Utilities Trust, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.69	7/1/2064	3,200,000	3,295,484
The Oklahoma University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.13	7/1/2054	2,500,000	2,149,387
Tulsa Municipal Airport Trust, Revenue Bonds, Refunding	6.25	12/1/2040	1,250,000	1,355,192
				16,630,754
Oregon — 1.2%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	4,510,000	4,643,962
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	11,750,000	12,027,628
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	5,040,000	4,651,713
				21,323,303
Pennsylvania — 8.8%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	2,000,000	1,968,121

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Pennsylvania — 8.8% (continued)
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2033	500,000	511,461
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2033	1,255,000	1,315,979
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000	1,644,086
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2042	500,000	482,891
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000	547,620
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	7,300,000	6,052,710
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.38	12/1/2042	1,000,000	913,748
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2032	1,845,000	2,002,895
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000	1,040,656
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2035	3,500,000	3,623,723
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	340,000	335,872
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000	599,717
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000	837,918
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000	415,072
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	1,000,000	1,079,655
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000	2,500,194
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000	969,791
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	6,630,000	6,645,398
Lehigh County General Purpose Authority, Revenue Bonds (Lehigh Valley Academy Regional Charter School)	4.00	6/1/2052	1,000,000	770,530
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	4,250,000	3,918,080
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000	911,706
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000	998,621
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	9,200,000	9,265,879
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000	940,818
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000	462,918
Pennsylvania, GO	4.00	3/1/2037	1,525,000	1,523,286
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	1,000,000	1,028,522
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Homes Obligated Group)	4.00	7/1/2033	1,750,000	1,756,257
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Corp.)	5.00	12/31/2057	5,050,000	4,824,018

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Pennsylvania — 8.8% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000	997,256
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000	249,334
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000	1,318,259
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000	1,756,677
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2031	1,000,000	1,001,013
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,000,000	831,514
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2043	6,500,000	6,714,996
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2042	3,725,000	3,405,606
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.25	12/1/2052	1,000,000	1,021,179
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	21,855,000	21,926,599
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,400,000	1,272,716
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	4.00	11/1/2045	1,000,000	812,306
Philadelphia Authority for Industrial Development, Revenue Bonds (Housing- University Square Apartments Project)(f)	5.00	12/1/2026	1,175,000	1,209,664
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2043	6,835,000	7,092,904
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2044	5,925,000	6,129,209
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. A	5.00	9/1/2047	575,000	553,620
Philadelphia Gas Works Co., Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	4.00	8/1/2045	2,500,000	2,237,286
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2043	3,000,000	3,063,442
Philadelphia Water & Wastewater, Revenue Bonds, Ser. C	5.50	6/1/2052	2,000,000	2,047,599
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.50	9/1/2048	9,000,000	8,608,108
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,332,648
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2044	1,000,000	995,599
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District) (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2032	1,525,000	1,555,324
Tender Option Bond Trust Receipts (Series 2023-XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.73	5/15/2053	1,700,000	1,390,150
Tender Option Bond Trust Receipts (Series 2023-XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	12.43	9/1/2053	2,400,000	2,500,993
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000	2,004,901
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	1,000,000	994,291
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(f)	5.00	9/1/2026	5,000	5,130
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(f)	5.00	9/1/2026	10,000	10,260
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	3,541,776

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Pennsylvania — 8.8% (continued)
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000	1,002,799
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,000,000	1,004,544
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,022,915
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	6,280,000	6,327,153
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000	1,001,243
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000	1,004,125
				157,831,280
Rhode Island — .3%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	2,500,000	2,424,318
Tender Option Bond Trust Receipts (Series 2023-XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	5.21	10/1/2053	4,000,000	3,628,413
				6,052,731
South Carolina — 2.5%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2034	3,180,000	3,202,884
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000	5,194,043
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	1,000,000	878,244
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2037	2,965,000	3,014,369
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2038	1,600,000	1,619,707
South Carolina Public Service Authority, Revenue Bonds, Ser. A	5.00	12/1/2055	4,000,000	3,950,543
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	11,500,000	9,392,175
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.25	12/1/2054	6,000,000	6,061,044
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2042	3,000,000	2,697,644
Tender Option Bond Trust Receipts (Series 2024-XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	8.57	12/1/2054	4,800,000	4,806,875
Tobacco Settlement Revenue Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000	4,305,186
				45,122,714
South Dakota — .2%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	1,740,000	1,752,373
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.82	7/1/2046	2,000,000	1,968,928
				3,721,301
Tennessee — 1.3%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Insured; Build America Mutual) Ser. A1	5.50	7/1/2059	1,750,000	1,795,736
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Refunding (East Tennessee Children’s Hospital)	4.00	11/15/2048	4,215,000	3,448,794
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.13	7/1/2054	2,000,000	1,998,526
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,013,714
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2037	1,000,000	1,008,937

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Tennessee — 1.3% (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2053	7,000,000	6,984,206
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	5,000,000	5,078,172
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	1,150,000	1,154,489
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,532,584
				24,015,158
Texas — 8.3%
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	3,000,000	3,009,116
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2042	5,000,000	5,171,307
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	1,100,000	897,382
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2050	2,500,000	2,132,378
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	1,000,000	994,892
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Idea Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2041	2,555,000	2,636,078
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000	859,710
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	6,450,000	6,592,563
Corpus Christi Utility System, Revenue Bonds	5.00	7/15/2040	2,750,000	2,756,862
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000	1,247,392
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	3,550,000	2,989,622
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000	2,008,443
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	3,470,000	3,599,135
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	5,500,000	5,520,950
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	2,815,000	2,899,136
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,228,557
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(e)	0.00	11/15/2052	4,000,000	905,145
Houston Airport System, Revenue Bonds (United Airlines, Inc.) Ser. B	5.25	7/15/2033	5,000,000	5,269,644
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	1,000,000	895,065
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/1/2053	3,010,000	3,042,771
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.25	7/1/2053	4,000,000	3,514,161
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2047	1,560,000	1,308,678
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	4,053,830
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	5,540,000	4,774,669
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	2,410,000	2,410,393
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	3,000,000	2,447,323
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,030,000	2,032,725
Mansfield Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	8,500,000	7,055,430
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	3,850,000	3,845,986

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Texas — 8.3% (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminister Project)	4.00	11/1/2055	1,650,000	1,277,486
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	6,250,000	6,266,864
Plano Independent School District, GO	5.00	2/15/2043	2,990,000	3,065,596
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group) Ser. F(a)	5.00	11/15/2030	2,000,000	2,175,448
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children’s Medical Center)	5.00	12/1/2043	2,500,000	2,572,130
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2049	1,800,000	1,682,391
Tender Option Bond Trust Receipts (Series 2023-XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.90	2/15/2053	3,000,000	2,565,422
Tender Option Bond Trust Receipts (Series 2024-XM1164), (Texas University System, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.90	3/15/2054	2,800,000	2,871,751
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; GNMA) Ser. A	3.50	3/1/2051	1,240,000	1,246,449
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	17,285,000	18,915,738
Texas Municipal Power Agency, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.50	9/1/2055	1,000,000	1,034,412
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2036	2,675,000	2,706,932
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	4.00	8/15/2049	7,000,000	6,035,630
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,000,000	895,113
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	2,385,086
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2049	3,850,000	3,297,941
				148,093,732
U.S. Related — .6%
Children’s Trust Fund, Revenue Bonds, Refunding, Ser. A(e)	0.00	5/15/2050	17,000,000	3,282,156
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	6,954,781	7,412,169
				10,694,325
Utah — .7%
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.50	6/1/2055	2,000,000	2,082,922
Mida Cormont Public Infrastructure District, GO, Ser. A1(b)	6.25	6/1/2055	1,225,000	1,248,582
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,001,509
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2037	4,500,000	4,539,941
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,372,598
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	1,500,000	1,516,320
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	4.38	6/1/2040	1,500,000	1,506,604
				13,268,476
Virginia — 1.1%
Danville Industrial Development Authority, Revenue Bonds, Refunding (Danville Regional Medical Center) (Insured; American Municipal Bond Assurance Corp.)	5.25	10/1/2028	140,000	145,347
Fairfax County, Revenue Bonds, Refunding, Ser. B	3.00	7/15/2036	3,585,000	3,318,600
Tender Option Bond Trust Receipts (Series 2024-XM1176), (Virginia State Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(c),(d)	10.01	9/1/2059	1,800,000	1,727,173
Virginia College Building Authority, Revenue Bonds (21st Century College & Equipment Programs)	4.00	2/1/2036	4,015,000	4,023,868

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Virginia — 1.1% (continued)
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	2,000,000	1,867,918
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (I-495 HOT Lanes Project)	5.00	12/31/2052	2,500,000	2,368,797
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,500,000	1,228,485
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	1,000,000	869,669
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	7/1/2048	2,220,000	1,940,200
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,565,965
				19,056,022
Washington — 2.6%
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	2,750,000	2,858,476
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.25	12/1/2047	3,000,000	3,109,407
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	10,000,000	10,400,731
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2054	1,250,000	1,261,883
Tender Option Bond Trust Receipts (Series 2024-XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding (Intermediate Lien) Ser. B) Non- Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.61	7/1/2049	1,000,000	1,015,043
Washington, GO, Ser. B	5.00	2/1/2048	10,000,000	10,148,414
Washington, GO, Refunding, Ser. R-2	4.00	7/1/2036	3,500,000	3,543,950
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2043	3,560,000	3,484,866
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2048	4,340,000	4,113,044
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	3,400,000	2,545,990
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2042	2,235,000	2,199,960
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2048	1,250,000	1,183,065
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	800,000	849,203
				46,714,032
West Virginia — .6%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	11,000,000	11,382,419
Wisconsin — 4.4%
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	3,000,000	2,957,015
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,000,000	1,022,300
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,000,000	1,028,725
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	3,500,000	3,702,735
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(e)	0.00	12/15/2042	23,500,000	6,830,987
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	10,707,502	10,625,544
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,705,000	1,669,469
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	5,000,000	5,059,796
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.50	6/15/2055	2,000,000	1,923,431
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	5,000,000	5,024,383
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2046	4,100,000	4,100,201

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.8% (continued)
Wisconsin — 4.4% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. A2(a)	3.70	10/1/2030	8,900,000	9,054,374
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. B(a)	4.00	10/1/2030	5,645,000	5,786,926
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	1,725,000	1,690,323
Sheboygan Area School District, GO	3.00	3/1/2042	3,725,000	2,994,049
Sheboygan Area School District, GO	3.00	3/1/2043	2,835,000	2,237,568
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2040	1,820,000	1,469,822
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2041	1,250,000	989,067
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,755,000	1,550,993
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,033,036
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hospital Sisters Credit Group) Ser. A	5.50	8/15/2048	1,500,000	1,549,400
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children’s Hospital of Wisconsin Obligated Group)	4.00	8/15/2050	4,000,000	3,371,671
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	4.25	4/1/2052	1,500,000	1,316,858
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2049	1,750,000	1,749,869
				78,738,542
Total Long-Term Municipal Investments (cost $1,906,547,523)				1,803,997,116
Total Investments (cost $1,917,343,808)			101.3%	1,813,402,264
Liabilities, Less Cash and Receivables			(1.3%)	(23,718,233)
Net Assets			100.0%	1,789,684,031

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $129,947,401 or 7.3% of net assets.

(c)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(d)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra U.S. Treasury Bond	516	12/19/2025	60,097,039	60,146,250	(49,211)
Gross Unrealized Depreciation					(49,211)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	1,917,343,808	1,813,402,264
Cash collateral held by broker—Note 4		2,765,332
Interest receivable		21,506,944
Receivable for shares of Common Stock subscribed		522,206
Receivable for futures variation margin—Note 4		451,500
Prepaid expenses		60,529
		1,838,708,775
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		688,372
Cash overdraft due to Custodian		288,996
Payable for inverse floater notes issued—Note 4		45,805,000
Payable for shares of Common Stock redeemed		1,658,545
Interest and expense payable related to inverse floater notes issued—Note 4		217,157
Directors’ fees and expenses payable		35,204
Other accrued expenses		331,470
		49,024,744
Net Assets ($)		1,789,684,031
Composition of Net Assets ($):
Paid-in capital		1,992,386,864
Total distributable earnings (loss)		(202,702,833)
Net Assets ($)		1,789,684,031

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	425,878,210	3,125,231	304,928,883	94,299,257	961,452,450
Shares Outstanding	33,074,603	242,729	23,675,184	7,322,397	74,599,812
Net Asset Value Per Share ($)	12.88	12.88	12.88	12.88	12.89
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended August 31, 2025

Investment Income ($):
Interest Income	70,241,409
Expenses:
Management fee—Note 3(a)	6,585,143
Shareholder servicing costs—Note 3(c)	2,855,028
Interest and expense related to inverse floater notes issued—Note 4	250,407
Directors’ fees and expenses—Note 3(d)	173,684
Professional fees	105,680
Registration fees	100,106
Loan commitment fees—Note 2	50,267
Prospectus and shareholders’ reports	44,254
Custodian fees—Note 3(c)	30,895
Distribution Plan fees—Note 3(b)	28,314
Chief Compliance Officer fees—Note 3(c)	23,989
Shareholder and regulatory reports service fees—Note 3(c)	8,583
Miscellaneous	96,877
Total Expenses	10,353,227
Less—reduction in expenses due to undertaking—Note 3(a)	(1,427)
Less—reduction in fees due to earnings credits—Note 3(c)	(106,785)
Net Expenses	10,245,015
Net Investment Income	59,996,394
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(21,610,750)
Net realized gain (loss) on futures	99,535
Net Realized Gain (Loss)	(21,511,215)
Net change in unrealized appreciation (depreciation) on investments	(60,635,207)
Net change in unrealized appreciation (depreciation) on futures	(49,211)
Net Change in Unrealized Appreciation (Depreciation)	(60,684,418)
Net Realized and Unrealized Gain (Loss) on Investments	(82,195,633)
Net (Decrease) in Net Assets Resulting from Operations	(22,199,239)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2025	2024
Operations ($):
Net investment income	59,996,394	45,505,271
Net realized gain (loss) on investments	(21,511,215)	(6,630,460)
Net change in unrealized appreciation (depreciation) on investments	(60,684,418)	44,699,113
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,199,239)	83,573,924
Distributions ($):
Distributions to shareholders:
Class A	(12,662,818)	(12,056,507)
Class C	(84,672)	(107,228)
Class I	(10,793,335)	(11,684,804)
Class Y	(3,426,742)	(1,841,886)
Class Z	(32,716,395)	(19,527,294)
Total Distributions	(59,683,962)	(45,217,719)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	24,215,456	31,823,364
Class C	572,960	721,267
Class I	121,331,242	128,577,246
Class Y	17,580,143	120,529,040
Class Z	8,836,874	10,673,629
Net assets received in connection with reorganization—Note 1	144,896,891	910,413,858(a)
Distributions reinvested:
Class A	10,870,378	10,526,570
Class C	71,507	94,212
Class I	9,627,857	10,805,526
Class Y	3,416,637	1,841,886
Class Z	26,073,012	15,690,633
Cost of shares redeemed:
Class A	(163,614,499)	(73,435,830)
Class C	(1,772,357)	(2,654,219)
Class I	(152,276,090)	(264,766,630)
Class Y	(32,690,902)	(12,523,961)
Class Z	(123,799,240)	(97,895,094)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(106,660,131)	790,421,497
Total Increase (Decrease) in Net Assets	(188,543,332)	828,777,702
Net Assets ($):
Beginning of Period	1,978,227,363	1,149,449,661
End of Period	1,789,684,031	1,978,227,363

	Year Ended August 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(b),(c)
Shares sold	1,828,283	2,419,374
Shares issued in connection with reorganization—Note 1	11,222,850	-
Shares issued for distributions reinvested	826,016	798,827
Shares redeemed	(12,567,182)	(5,598,203)
Net Increase (Decrease) in Shares Outstanding	1,309,967	(2,380,002)
Class C(b)
Shares sold	42,962	54,303
Shares issued for distributions reinvested	5,428	7,160
Shares redeemed	(134,205)	(202,608)
Net Increase (Decrease) in Shares Outstanding	(85,815)	(141,145)
Class I(c)
Shares sold	9,205,080	9,734,212
Shares issued for distributions reinvested	730,591	821,176
Shares redeemed	(11,622,851)	(20,048,901)
Net Increase (Decrease) in Shares Outstanding	(1,687,180)	(9,493,513)
Class Y
Shares sold	1,330,733	9,015,279
Shares issued for distributions reinvested	259,254	139,555
Shares redeemed	(2,484,202)	(939,005)
Net Increase (Decrease) in Shares Outstanding	(894,215)	8,215,829
Class Z(c)
Shares sold	669,206	857,526
Shares issued in connection with reorganization—Note 1	-	67,685,113(a)
Shares issued for distributions reinvested	1,977,758	1,181,748
Shares redeemed	(9,376,851)	(7,360,337)
Net Increase (Decrease) in Shares Outstanding	(6,729,887)	62,364,050

(a)
As of the close of business on March 8, 2024, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the
“Board”), all of the assets, subject to the liabilities, of BNY Mellon Municipal Bond Fund, Inc. were transferred to the fund in a tax free exchange at cost basis for
Class Z shares of Common Stock of equal value.

(b)
During the period ended August 31, 2025, 5,041 Class C shares representing $67,340 were automatically converted to 5,041 Class A shares and during the period ended August 31, 2024, 328 Class C shares representing $4,331 were automatically converted to 328 Class A shares.

(c)
During the period ended August 31, 2025, 3,692 Class A shares representing $49,804 were exchanged for 3,692 Class I shares and 23,428 Class A shares representing $304,845 were exchanged for 23,432 Class Z shares. During the period ended August 31, 2024, 12,760 Class A shares representing $170,425 were exchanged for 12,757 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.45	12.99	13.14	14.82	14.60
Investment Operations:
Net investment income(a)	.40	.37	.33	.28	.29
Net realized and unrealized gain (loss) on investments	(.57 )	.46	(.15 )	(1.65)	.22
Total from Investment Operations	(.17 )	.83	.18	(1.37)	.51
Distributions:
Dividends from net investment income	(.40 )	(.37 )	(.33 )	(.28 )	(.29 )
Dividends from net realized gain on investments	-	-	-	(.03 )	-
Total Distributions	(.40 )	(.37 )	(.33 )	(.31 )	(.29 )
Net asset value, end of period	12.88	13.45	12.99	13.14	14.82
Total Return (%)(b)	(1.29)	6.40	1.49	(9.39)	3.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.68	.78	.93	.92
Ratio of net expenses to average net assets(c)	.69	.67	.70 (d)	.70 (d)	.70 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.01	-	-	-	-
Ratio of net investment income to average net assets(c)	3.05	2.82	2.56 (d)	1.98 (d)	1.94 (d)
Portfolio Turnover Rate	19.60	16.51	17.22	14.94	5.65
Net Assets, end of period ($ x 1,000)	425,878	427,187	443,675	323,799	406,057

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended August 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.45	13.00	13.15	14.82	14.60
Investment Operations:
Net investment income(a)	.30	.27	.23	.17	.18
Net realized and unrealized gain (loss) on investments	(.57 )	.45	(.15 )	(1.64)	.22
Total from Investment Operations	(.27 )	.72	.08	(1.47)	.40
Distributions:
Dividends from net investment income	(.30 )	(.27 )	(.23 )	(.17 )	(.18 )
Dividends from net realized gain on investments	-	-	-	(.03 )	-
Total Distributions	(.30 )	(.27 )	(.23 )	(.20 )	(.18 )
Net asset value, end of period	12.88	13.45	13.00	13.15	14.82
Total Return (%)(b)	(2.06)	5.57	.64	(10.00)	2.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.50	1.48	1.56	1.70	1.69
Ratio of net expenses to average net assets(c),(d)	1.46	1.44	1.45	1.45	1.45
Ratio of interest and expense related to floating rate notes issued to average net assets	.01	-	-	-	-
Ratio of net investment income to average net assets(c),(d)	2.26	2.03	1.79	1.22	1.20
Portfolio Turnover Rate	19.60	16.51	17.22	14.94	5.65
Net Assets, end of period ($ x 1,000)	3,125	4,419	6,104	7,643	11,657

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.45	13.00	13.15	14.82	14.61
Investment Operations:
Net investment income(a)	.44	.40	.36	.31	.32
Net realized and unrealized gain (loss) on investments	(.58 )	.45	(.15 )	(1.64)	.21
Total from Investment Operations	(.14 )	.85	.21	(1.33)	.53
Distributions:
Dividends from net investment income	(.43 )	(.40 )	(.36 )	(.31 )	(.32 )
Dividends from net realized gain on investments	-	-	-	(.03 )	-
Total Distributions	(.43 )	(.40 )	(.36 )	(.34 )	(.32 )
Net asset value, end of period	12.88	13.45	13.00	13.15	14.82
Total Return (%)	(1.05)	6.66	1.66	(9.09)	3.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.44	.43	.53	.68	.67
Ratio of net expenses to average net assets(b)	.43	.42	.45 (c)	.45 (c)	.45 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.01	-	-	-	-
Ratio of net investment income to average net assets(b)	3.30	3.06	2.79 (c)	2.20 (c)	2.19 (c)
Portfolio Turnover Rate	19.60	16.51	17.22	14.94	5.65
Net Assets, end of period ($ x 1,000)	304,929	341,205	453,066	501,481	797,982

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended August 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.45	12.99	13.15	14.82	14.61
Investment Operations:
Net investment income(a)	.44	.41	.37	.31	.32
Net realized and unrealized gain (loss) on investments	(.57 )	.46	(.16 )	(1.64)	.22
Total from Investment Operations	(.13 )	.87	.21	(1.33)	.54
Distributions:
Dividends from net investment income	(.44 )	(.41 )	(.37 )	(.31 )	(.33 )
Dividends from net realized gain on investments	-	-	-	(.03 )	-
Total Distributions	(.44 )	(.41 )	(.37 )	(.34 )	(.33 )
Net asset value, end of period	12.88	13.45	12.99	13.15	14.82
Total Return (%)	(1.01)	6.69	1.68	(9.08)	3.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.41	.41	.51	.65	.85
Ratio of net expenses to average net assets(b)	.40	.41	.45 (c)	.45 (c)	.45 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.01	-	-	-	-
Ratio of net investment income to average net assets(b)	3.33	3.08	2.78 (c)	2.24 (c)	2.20 (c)
Portfolio Turnover Rate	19.60	16.51	17.22	14.94	5.65
Net Assets, end of period ($ x 1,000)	94,299	110,528	10	21	23

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Z Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.46	13.00	13.15	14.83	14.61
Investment Operations:
Net investment income(a)	.42	.40	.36	.31	.32
Net realized and unrealized gain (loss) on investments	(.57 )	.45	(.15 )	(1.65)	.22
Total from Investment Operations	(.15 )	.85	.21	(1.34)	.54
Distributions:
Dividends from net investment income	(.42 )	(.39 )	(.36 )	(.31 )	(.32 )
Dividends from net realized gain on investments	-	-	-	(.03 )	-
Total Distributions	(.42 )	(.39 )	(.36 )	(.34 )	(.32 )
Net asset value, end of period	12.89	13.46	13.00	13.15	14.83
Total Return (%)	(1.14)	6.65	1.65	(9.18)	3.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54	.49	.53	.70	.69
Ratio of net expenses to average net assets(b)	.53	.49	.46 (c)	.49 (c)	.48 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.01	-	-	-	-
Ratio of net investment income to average net assets(b)	3.20	3.00	2.80 (c)	2.20 (c)	2.16 (c)
Portfolio Turnover Rate	19.60	16.51	17.22	14.94	5.65
Net Assets, end of period ($ x 1,000)	961,452	1,094,889	246,595	125,318	154,558

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon AMT-Free Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Board, all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of the Acquired Fund share class received Class A shares of the fund in an amount equal to the aggregate net asset value of their investment in the fund’s Class A shares at the time of the exchange. The net asset value of the fund’s Class A shares on the close of business on June 20, 2025, after the reorganization was $12.91 for Class A shares, and a total of 11,222,850 shares were issued to shareholders of the Acquired Fund in the exchange.
The net unrealized appreciation (depreciation) on investments and net assets as of the merger date for the Acquired Fund and the fund were as follows:
	Unrealized Appreciation (Depreciation) ($)	Net Assets ($)
BNY Mellon AMT-Free Municipal Bond Fund	(104,008,624)	1,771,031,116
BNY Mellon Municipal Income, Inc.	(6,116,460)	144,896,891
Assuming the merger had been completed on September 1, 2024, the fund’s pro forma results in the Statement of Operations during the period ended August 31, 2025 would be as follows:
Net investment income	$64,224,540 †
Net realized and unrealized gain (loss) on investments	$(97,194,224)††
Net increase (decrease) in net assets resulting from operations	$(32,969,684)

†	$59,996,394 as reported in the Statement of Operations, plus $4,228,146 the Acquired Fund pre-merger.
††	$(82,195,633) as reported in the Statement of Operations, plus $(14,998,591) the Acquired Fund pre-merger.
Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of BNY Mellon Municipal Income, Inc. that have been included in the fund’s Statement of Operations since June 20, 2025.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (200 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or

NOTES TO FINANCIAL STATEMENTS (continued)
CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities and futures are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in

NOTES TO FINANCIAL STATEMENTS (continued)
which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	9,405,148	—	9,405,148
Municipal Securities	—	1,803,997,116	—	1,803,997,116
	—	1,813,402,264	—	1,813,402,264
Liabilities ($)
Other Financial Instruments:
Futures††	(49,211)	—	—	(49,211)
Inverse Floater Notes†††	—	(45,805,000)	—	(45,805,000)
	(49,211)	(45,805,000)	—	(45,854,211)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from

NOTES TO FINANCIAL STATEMENTS (continued)
fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $1,001,073, accumulated capital losses $100,515,615 and unrealized depreciation $103,188,291.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $25,518,375 of short-term capital losses and $74,997,240 of long-term capital losses which can be carried forward for an unlimited period.
As a result of the fund’s merger with BNY Mellon Municipal Income, Inc., BNY Mellon Municipal Bond Fund, Inc., BNY Mellon Connecticut Fund, BNY Mellon Massachusetts Fund and BNY Mellon Pennsylvania Fund, capital losses of $49,507,480, included in the total above, are available to offset future realized gains, if any. Based on certain provisions in the Code, the amounts of losses which can be utilized in subsequent years are subject to an annual limitation.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows: tax-exempt income $59,683,962 and $45,217,719, respectively.
During the period ended August 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for capital loss carryovers and wash sales from a fund merger, the fund decreased total distributable earnings (loss) by $28,008,543 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.

NOTES TO FINANCIAL STATEMENTS (continued)
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,427 during the period ended August 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .168% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2025, Class C shares were charged $28,314 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2025, Class A and Class C shares were charged $1,043,668 and $9,438, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2025, Class Z shares were charged $1,048,919 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash

NOTES TO FINANCIAL STATEMENTS (continued)
balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2025, the fund was charged $256,744 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $75,890.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2025, the fund was charged $30,895 pursuant to the custody agreement. These fees were offset by earnings credits of $30,895.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2025, the fund was charged $21,584 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended August 31, 2025, the fund was charged $23,989 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2025, the Custodian was compensated $8,583 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $534,248, Distribution Plan fees of $2,062, Shareholder Services Plan fees of $91,900, Custodian fees of $6,400, Chief Compliance Officer fees of $2,993, Transfer Agent fees of $42,502, Checkwriting fees of $1,750 and Shareholder and regulatory reports service fees of $6,667, which are offset against an expense reimbursement currently in effect in the amount of $150.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and secured borrowings of inverse floater securities, during the period ended August 31, 2025, amounted to $366,440,558 and $604,422,507, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agree

NOTES TO FINANCIAL STATEMENTS (continued)
ment with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2025, was approximately $47,421,449, with a related weighted average annualized interest rate of 2.79%.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended August 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2025 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of August 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	-	Interest Rate Risk	(49,211)(1)
Gross fair value of derivative contracts	-		(49,211)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	99,535	99,535
Total	99,535	99,535

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	(49,211)	(49,211)
Total	(49,211)	(49,211)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.

NOTES TO FINANCIAL STATEMENTS (continued)
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2025:
Average Market Value ($)
Futures:
Interest Rate Futures Short	11,720,659
At August 31, 2025, the cost of investments for federal income tax purposes was $1,870,785,555; accordingly, accumulated net unrealized depreciation on investments was $103,188,291, consisting of $7,784,216 gross unrealized appreciation and $110,972,507 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon AMT-Free Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) (one of the funds constituting BNY Mellon Municipal Funds, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Municipal Funds, Inc.) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2025

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended August 31, 2025 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2025 calendar year on Form 1099-DIV, which will be mailed in early 2026.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $197,673.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0319NCSRAR0825

BNY Mellon High Yield Municipal Bond Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

Class	Ticker
A	DHYAX
C	DHYCX
I	DYBIX
Y	DHYYX
Z	DHMBX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon High Yield Municipal Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 1.4%
Collateralized Municipal-Backed Securities — 1.4%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	789,420	767,716
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A	3.50	12/20/2035	1,869,909	1,765,714
Total Bonds and Notes (cost $2,946,127)				2,533,430

Long-Term Municipal Investments — 104.0%
Alabama — 2.5%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	750,000	751,757
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,000,000	1,054,830
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,250,000	1,274,462
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	550,000	478,661
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 2) Ser. B(a)	4.00	12/1/2031	1,000,000	996,316
				4,556,026
Alaska — 1.1%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,500,000	2,016,303
Arizona — 8.8%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)(b)	5.00	7/1/2054	1,000,000	865,070
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A(b)	4.00	7/15/2050	1,600,000	1,223,115
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,450,460
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(c)	7.75	7/1/2050	2,725,000	83,385
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	6.00	7/1/2051	1,000,000	30,600
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,387,498
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,000,000	1,000,603
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,600,000	1,430,234
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2038	2,250,000	2,296,771
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	700,000	636,502
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2054	1,000,000	893,715
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(b)	5.00	6/15/2054	1,000,000	862,753
Tempe Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village of Tempe) Ser. A	4.00	12/1/2046	2,000,000	1,614,454
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	2,250,000	2,075,519
				15,850,679
3

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.0% (continued)
Arkansas — 1.5%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,650,000	2,666,941
California — 3.2%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B(a)	5.00	11/1/2035	1,000,000	1,070,185
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	1,805,000	1,485,744
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(b)	5.00	8/1/2039	140,000	113,573
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(b)	5.25	12/1/2056	1,000,000	912,942
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2034	1,050,000	1,174,149
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,036,030
				5,792,623
Colorado — 6.1%
Canyons Metropolitan District No. 5, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	350,000	367,955
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,500,000	1,406,791
Denver International Business Center Metropolitan District No.1, GO	6.00	12/1/2048	1,000,000	1,000,782
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000	2,747,645
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000	1,315,392
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000	1,551,254
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	9.64	8/1/2044	2,200,000	2,301,560
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Corp.)	3.25	12/15/2050	515,000	375,824
				11,067,203
Connecticut — 1.6%
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	1,500,000	1,503,037
Stamford Housing Authority, Revenue Bonds, Refunding (Mozaic Concierge Living Project) Ser. A	6.38	10/1/2045	1,450,000	1,449,905
				2,952,942
District of Columbia — 3.4%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000	1,733,315
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	1,000,000	1,025,325
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	4,090,000	3,390,733
				6,149,373
Florida — 4.6%
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	1,085,000	1,031,884
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.50	6/15/2040	1,000,000	1,001,063
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing at Nocatee Project) Ser. A(b),(f)	6.63	11/15/2045	500,000	507,444
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	2,280,000	1,887,472
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000	962,767
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.0% (continued)
Florida — 4.6% (continued)
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000	1,785,187
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2041	500,000	404,389
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2046	1,000,000	742,949
				8,323,155
Georgia — 2.7%
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	8.03	7/1/2044	3,180,000	3,081,324
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.37	1/1/2059	1,850,000	1,778,530
				4,859,854
Illinois — 6.7%
Chicago, GO, Ser. A	5.00	1/1/2045	1,000,000	939,608
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	700,000	710,708
Chicago Board of Education, GO, Ser. A	5.00	12/1/2047	1,500,000	1,293,093
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000	854,360
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	1,973,927
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000	1,007,672
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000	504,915
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	1,500,000	1,502,044
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000	1,086,644
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual)	4.00	10/1/2043	1,000,000	889,373
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.22	6/1/2048	1,625,000	1,377,927
				12,140,271
Indiana — .1%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	3,325,000	166,250
Louisiana — .8%
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	1,480,000	1,477,699
Maryland — 1.2%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,375,000	2,241,852
Massachusetts — .9%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000	1,590,337
Michigan — 3.0%
Detroit, GO, Ser. C	6.00	5/1/2043	500,000	534,231
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	2,220,000	2,245,911
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2039	1,100,000	1,149,244
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(g)	0.00	6/1/2058	56,880,000	1,479,517
				5,408,903
5

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.0% (continued)
Minnesota — .5%
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.50	6/1/2063	1,000,000	881,254
Missouri — 2.2%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000	1,000,303
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000	2,102,932
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	845,000	801,309
				3,904,544
Nevada — 1.5%
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2043	430,000	388,398
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2049	880,000	765,499
Reno, Revenue Bonds, Refunding, Ser. D(b),(g)	0.00	7/1/2058	13,000,000	1,502,391
				2,656,288
New Hampshire — 1.4%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	1,000,000	1,002,742
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(g)	0.00	12/15/2033	1,000,000	609,249
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000	863,612
				2,475,603
New Jersey — 1.0%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2039	825,000	805,735
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	625,000	638,192
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	350,000	346,914
				1,790,841
New York — 8.2%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(g)	0.00	11/15/2042	10,815,000	4,434,686
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	2,000,000	1,737,223
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,000,000	1,018,863
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	1,500,000	1,568,839
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.81	11/15/2047	3,000,000	2,528,337
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000	2,118,516
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,700,000	1,496,159
				14,902,623
North Carolina — 2.1%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	4,000,000	3,049,788
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	4.00	1/1/2055	1,000,000	838,841
				3,888,629
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.0% (continued)
Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	3,850,000	3,115,067
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,200,000	1,037,306
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	896,432
Franklin County Convention Facilities Authority, Revenue Bonds (GRTR Columbus Convention Center)	5.00	12/1/2044	1,250,000	1,151,679
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	1,000,000	882,796
				7,083,280
Oklahoma — 1.3%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000	1,420,299
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000	1,003,013
				2,423,312
Oregon — 1.2%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	1,500,000	1,343,578
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2047	1,000,000	786,000
				2,129,578
Pennsylvania — 4.0%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2042	1,500,000	1,449,641
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)(b)	5.13	3/1/2048	741,000	664,741
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000	932,767
Lancaster Industrial Development Authority, Revenue Bonds, Refunding (Landis Homes Obligated Group)	4.00	7/1/2051	1,500,000	1,138,609
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	2,270,000	2,092,716
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadephia)	5.00	11/1/2033	1,000,000	1,000,697
				7,279,171
Rhode Island — .7%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,175,000	1,247,996
South Dakota — 1.3%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.82	7/1/2046	2,400,000	2,362,713
Texas — 9.1%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	1,220,000	1,037,674
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation, Inc.) (Insured; Permanent School Fund Guarantee Program)	4.50	8/15/2060	900,000	802,940
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000	1,021,628
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	1,000,000	1,037,215
Fort Bend County, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.25	3/1/2049	1,250,000	1,102,844
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2038	1,000,000	1,044,433
7

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.0% (continued)
Texas — 9.1% (continued)
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.25	7/1/2053	1,300,000	1,142,102
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	6.50	7/15/2030	1,285,000	1,288,270
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	1,250,000	1,248,697
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	4.00	11/1/2049	1,250,000	1,007,483
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy)(b)	3.00	1/1/2050	1,750,000	1,079,714
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of the Incarnate Word)	4.00	4/1/2051	1,750,000	1,295,821
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Project)	5.50	12/31/2058	2,000,000	2,015,783
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000	1,342,669
				16,467,273
U.S. Related — 2.7%
Puerto Rico, GO, Ser. A(g)	0.00	7/1/2033	373,154	261,313
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	289,963	283,701
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	260,638	249,919
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	223,696	207,781
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	304,141	264,813
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	316,303	261,422
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	305,783	335,572
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(g)	0.00	7/1/2033	4,031,000	2,952,195
				4,816,716
Utah — .6%
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,001,509
Virginia — 2.7%
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project)(b)	5.00	7/1/2045	500,000	383,876
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A(b)	5.00	7/1/2045	1,000,000	767,751
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	4,500,000	3,685,456
				4,837,083
Washington — 5.0%
Tender Option Bond Trust Receipts (Series 2024-XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding (Intermediate Lien) Ser. B) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.61	7/1/2049	3,500,000	3,552,650
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	4,000,000	2,995,283
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2046	1,680,000	1,507,937
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,120,000	972,257
				9,028,127
West Virginia — .6%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(a)	4.63	5/15/2032	1,040,000	1,023,403
8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.0% (continued)
Wisconsin — 5.8%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	7/1/2045	1,850,000	1,640,324
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	1,000,000	1,052,547
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(g)	0.00	12/15/2042	2,500,000	726,701
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	1,184,458	1,175,392
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2042	755,000	758,214
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,000,000	1,011,959
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods At Marylhurst Obligated Group)(b)	5.25	5/15/2037	625,000	626,313
Public Finance Authority, Revenue Bonds, Refunding (Roseman University of Health Sciences)(b)	5.00	4/1/2050	1,750,000	1,542,042
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	5.25	6/15/2065	1,000,000	904,864
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,091,303
				10,529,659
Total Long-Term Municipal Investments (cost $214,659,064)				187,990,013
Total Investments (cost $217,605,191)			105.4%	190,523,443
Liabilities, Less Cash and Receivables			(5.4%)	(9,803,134)
Net Assets			100.0%	180,720,309

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $53,364,209 or 29.5% of net assets.

(c)	Non-income producing—security in default.
(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(f)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of August 31, 2025.
(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra U.S. Treasury Bond	28	12/19/2025	3,261,080	3,263,750	(2,670)
Gross Unrealized Depreciation					(2,670)
See notes to financial statements.
9

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	217,605,191	190,523,443
Cash		1,142,311
Cash collateral held by broker—Note 4		150,401
Interest receivable		2,240,431
Receivable for shares of Common Stock subscribed		40,503
Receivable for futures variation margin—Note 4		24,500
Prepaid expenses		43,568
		194,165,157
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		127,433
Payable for inverse floater notes issued—Note 4		12,325,000
Payable for investment securities purchased		498,565
Payable for shares of Common Stock redeemed		342,494
Interest and expense payable related to inverse floater notes issued—Note 4		63,350
Directors’ fees and expenses payable		2,137
Other accrued expenses		85,869
		13,444,848
Net Assets ($)		180,720,309
Composition of Net Assets ($):
Paid-in capital		253,434,557
Total distributable earnings (loss)		(72,714,248)
Net Assets ($)		180,720,309

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	56,572,171	4,102,073	89,326,134	644,018	30,075,913
Shares Outstanding	5,561,157	403,587	8,795,740	63,316	2,961,692
Net Asset Value Per Share ($)	10.17	10.16	10.16	10.17	10.15
See notes to financial statements.
10

STATEMENT OF OPERATIONS
Year Ended August 31, 2025

Investment Income ($):
Interest Income	10,767,550
Expenses:
Management fee—Note 3(a)	979,300
Interest and expense related to inverse floater notes issued—Note 4	483,320
Shareholder servicing costs—Note 3(c)	266,905
Professional fees	98,634
Registration fees	86,043
Distribution/Service Plans fees—Note 3(b)	76,816
Chief Compliance Officer fees—Note 3(c)	24,051
Directors’ fees and expenses—Note 3(d)	23,065
Prospectus and shareholders’ reports	14,973
Shareholder and regulatory reports service fees—Note 3(c)	8,583
Loan commitment fees—Note 2	5,268
Custodian fees—Note 3(c)	4,773
Miscellaneous	30,179
Total Expenses	2,101,910
Less—reduction in fees due to earnings credits—Note 3(c)	(6,040)
Net Expenses	2,095,870
Net Investment Income	8,671,680
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(8,556,550)
Net realized gain (loss) on futures	32,267
Net Realized Gain (Loss)	(8,524,283)
Net change in unrealized appreciation (depreciation) on investments	(9,589,327)
Net change in unrealized appreciation (depreciation) on futures	(2,670)
Net Change in Unrealized Appreciation (Depreciation)	(9,591,997)
Net Realized and Unrealized Gain (Loss) on Investments	(18,116,280)
Net (Decrease) in Net Assets Resulting from Operations	(9,444,600)
See notes to financial statements.
11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2025	2024
Operations ($):
Net investment income	8,671,680	9,471,409
Net realized gain (loss) on investments	(8,524,283)	(5,132,811)
Net change in unrealized appreciation (depreciation) on investments	(9,591,997)	16,976,758
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,444,600)	21,315,356
Distributions ($):
Distributions to shareholders:
Class A	(2,730,326)	(3,091,749)
Class C	(157,065)	(187,184)
Class I	(4,477,096)	(4,663,912)
Class Y	(34,257)	(44,266)
Class Z	(1,310,601)	(1,376,914)
Total Distributions	(8,709,345)	(9,364,025)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	20,056,672	30,668,771
Class C	362,286	939,001
Class I	37,137,376	47,992,638
Class Y	15,438	123,461
Class Z	1,295,498	1,957,518
Distributions reinvested:
Class A	2,394,311	2,737,367
Class C	156,451	187,184
Class I	4,419,314	4,654,347
Class Y	34,070	44,266
Class Z	993,064	1,037,219
Cost of shares redeemed:
Class A	(40,782,644)	(40,880,511)
Class C	(1,662,848)	(3,295,905)
Class I	(60,709,138)	(65,173,760)
Class Y	(373,206)	(861,782)
Class Z	(4,672,542)	(4,460,011)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(41,335,898)	24,330,197
Total Increase (Decrease) in Net Assets	(59,489,843)	(12,378,866)
Net Assets ($):
Beginning of Period	240,210,152	252,589,018
End of Period	180,720,309	240,210,152
12

	Year Ended August 31,
	2025	2024
Capital Share Transactions (Shares):
Class A
Shares sold	1,853,573	2,864,072
Shares issued for distributions reinvested	223,509	255,911
Shares redeemed	(3,798,146)	(3,824,450)
Net Increase (Decrease) in Shares Outstanding	(1,721,064)	(704,467)
Class C
Shares sold	33,103	87,546
Shares issued for distributions reinvested	14,634	17,686
Shares redeemed	(157,624)	(308,308)
Net Increase (Decrease) in Shares Outstanding	(109,887)	(203,076)
Class I
Shares sold	3,474,646	4,504,720
Shares issued for distributions reinvested	414,024	436,132
Shares redeemed	(5,753,134)	(6,222,285)
Net Increase (Decrease) in Shares Outstanding	(1,864,464)	(1,281,433)
Class Y
Shares sold	1,436	11,905
Shares issued for distributions reinvested	3,178	4,176
Shares redeemed	(34,602)	(81,546)
Net Increase (Decrease) in Shares Outstanding	(29,988)	(65,465)
Class Z
Shares sold	121,460	195,154
Shares issued for distributions reinvested	93,116	97,131
Shares redeemed	(435,718)	(418,968)
Net Increase (Decrease) in Shares Outstanding	(221,142)	(126,683)
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.07	10.49	11.11	13.23	12.40
Investment Operations:
Net investment income(a)	.42	.41	.39	.36	.40
Net realized and unrealized gain (loss) on investments	(.91 )	.58	(.62 )	(2.12)	.83
Total from Investment Operations	(.49 )	.99	(.23 )	(1.76)	1.23
Distributions:
Dividends from net investment income	(.41 )	(.41 )	(.39 )	(.36 )	(.40 )
Net asset value, end of period	10.17	11.07	10.49	11.11	13.23
Total Return (%)(b)	(4.50)	9.62	(2.02)	(13.48)	10.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09	1.06	1.01	.85	.85
Ratio of net expenses to average net assets	1.08 (c)	1.06 (c)	1.01 (c)	.85	.85 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.22	.21	.18	.04	.03
Ratio of net investment income to average net assets	3.87 (c)	3.85 (c)	3.69 (c)	2.94	3.10 (c)
Portfolio Turnover Rate	16.77	15.47	17.06	21.25	10.03
Net Assets, end of period ($ x 1,000)	56,572	80,582	83,755	133,316	150,609

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
14

	Year Ended August 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.06	10.48	11.11	13.22	12.39
Investment Operations:
Net investment income(a)	.33	.32	.31	.27	.30
Net realized and unrealized gain (loss) on investments	(.90 )	.58	(.63 )	(2.11)	.83
Total from Investment Operations	(.57 )	.90	(.32 )	(1.84)	1.13
Distributions:
Dividends from net investment income	(.33 )	(.32 )	(.31 )	(.27 )	(.30 )
Net asset value, end of period	10.16	11.06	10.48	11.11	13.22
Total Return (%)(b)	(5.16)	8.77	(2.88)	(14.09)	9.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.88	1.85	1.80	1.63	1.62
Ratio of net expenses to average net assets	1.88 (c)	1.85 (c)	1.79 (c)	1.63	1.62 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.22	.21	.18	.04	.03
Ratio of net investment income to average net assets	3.07 (c)	3.06 (c)	2.92 (c)	2.17	2.33 (c)
Portfolio Turnover Rate	16.77	15.47	17.06	21.25	10.03
Net Assets, end of period ($ x 1,000)	4,102	5,679	7,511	10,242	14,447

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
15

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.05	10.47	11.09	13.20	12.38
Investment Operations:
Net investment income(a)	.44	.43	.42	.39	.43
Net realized and unrealized gain (loss) on investments	(.89 )	.58	(.62 )	(2.11)	.82
Total from Investment Operations	(.45 )	1.01	(.20 )	(1.72)	1.25
Distributions:
Dividends from net investment income	(.44 )	(.43 )	(.42 )	(.39 )	(.43 )
Net asset value, end of period	10.16	11.05	10.47	11.09	13.20
Total Return (%)	(4.19)	9.89	(1.81)	(13.24)	10.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.83	.79	.61	.62
Ratio of net expenses to average net assets	.84 (b)	.82 (b)	.78 (b)	.61	.62 (b)
Ratio of interest and expense related to floating rate notes issued to average net assets	.22	.21	.18	.04	.03
Ratio of net investment income to average net assets	4.10 (b)	4.08 (b)	3.93 (b)	3.18	3.33 (b)
Portfolio Turnover Rate	16.77	15.47	17.06	21.25	10.03
Net Assets, end of period ($ x 1,000)	89,326	117,762	125,017	127,176	168,242

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
16

	Year Ended August 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.06	10.48	11.11	13.22	12.39
Investment Operations:
Net investment income(a)	.44	.43	.42	.39	.43
Net realized and unrealized gain (loss) on investments	(.89 )	.58	(.63 )	(2.11)	.83
Total from Investment Operations	(.45 )	1.01	(.21 )	(1.72)	1.26
Distributions:
Dividends from net investment income	(.44 )	(.43 )	(.42 )	(.39 )	(.43 )
Net asset value, end of period	10.17	11.06	10.48	11.11	13.22
Total Return (%)	(4.18)	9.90	(1.86)	(13.20)	10.35
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84	.81	.75	.57	.60
Ratio of net expenses to average net assets	.84 (b)	.80 (b)	.75 (b)	.57	.60 (b)
Ratio of interest and expense related to floating rate notes issued to average net assets	.22	.21	.18	.04	.03
Ratio of net investment income to average net assets	4.11 (b)	4.14 (b)	3.96 (b)	3.20	3.35 (b)
Portfolio Turnover Rate	16.77	15.47	17.06	21.25	10.03
Net Assets, end of period ($ x 1,000)	644	1,032	1,664	2,212	837

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
17

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Z Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.05	10.47	11.09	13.20	12.37
Investment Operations:
Net investment income(a)	.43	.42	.41	.38	.42
Net realized and unrealized gain (loss) on investments	(.90 )	.58	(.62 )	(2.11)	.83
Total from Investment Operations	(.47 )	1.00	(.21 )	(1.73)	1.25
Distributions:
Dividends from net investment income	(.43 )	(.42 )	(.41 )	(.38 )	(.42 )
Net asset value, end of period	10.15	11.05	10.47	11.09	13.20
Total Return (%)	(4.38)	9.78	(1.90)	(13.33)	10.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	.94	.90	.73	.70
Ratio of net expenses to average net assets	.96 (b)	.93 (b)	.89 (b)	.73	.70 (b)
Ratio of interest and expense related to floating rate notes issued to average net assets	.22	.21	.18	.04	.03
Ratio of net investment income to average net assets	3.99 (b)	3.98 (b)	3.82 (b)	3.07	3.25 (b)
Portfolio Turnover Rate	16.77	15.47	17.06	21.25	10.03
Net Assets, end of period ($ x 1,000)	30,076	35,155	34,642	41,466	53,781

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon High Yield Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s primary investment objective is to seek high current income exempt from federal income tax. As a secondary goal, the fund may seek capital appreciation to the extent consistent with its primary goal. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
19

NOTES TO FINANCIAL STATEMENTS (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities and futures are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,533,430	—	2,533,430
Municipal Securities	—	187,990,013	—	187,990,013
	—	190,523,443	—	190,523,443
20

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
(continued)
Liabilities ($)
Other Financial Instruments:
Futures††	(2,670)	—	—	(2,670)
Inverse Floater Notes†††	—	(12,325,000)	—	(12,325,000)
	(2,670)	(12,325,000)	—	(12,327,670)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition
21

NOTES TO FINANCIAL STATEMENTS (continued)
of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $401,127, accumulated capital losses $46,230,399 and unrealized depreciation $26,884,976.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $13,639,784 of short-term capital losses and $32,590,615 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows: tax-exempt income $8,706,758 and $9,364,025, and ordinary income $2,587 and $0, respectively.
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to
22

NOTES TO FINANCIAL STATEMENTS (continued)
pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Class A, Class C, Class I, Class Y and Class Z shares (including Rule 12b-1 Distribution Plan fees and Shareholder Services Plan fees, but excluding taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .95%, 1.68%, .68%, .67% and .76%, respectively, of the value of the applicable share class’ average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. During the period ended August 31, 2025, there was no expense reimbursement pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
During the period ended August 31, 2025, the Distributor retained $188 from commissions earned on sales of the fund’s Class A shares and $4,081 from CDSC fees on redemptions of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2025, Class C shares were charged $38,167 pursuant to the Distribution Plan.
Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of up to .25% of the value of the average daily net assets of Class Z shares. During the period ended August 31, 2025, Class Z shares were charged $38,649 pursuant to the Service Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2025, Class A and Class C shares were charged $176,181 and $12,723, respectively, pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2025, the fund was charged $15,322 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,267.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2025, the fund was charged $4,773 pursuant to the custody agreement. These fees were offset by earnings credits of $4,773.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2025, the fund was charged $557 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended August 31, 2025, the fund was charged $24,051 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
23

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2025, the Custodian was compensated $8,583 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $94,838, Distribution/Service Plans fees of $5,486, Shareholder Services Plan fees of $13,183, Custodian fees of $1,651, Chief Compliance Officer fees of $2,993, Transfer Agent fees of $2,572, Checkwriting fees of $43 and Shareholder and regulatory reports service fees of $6,667.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and secured borrowings of inverse floater securities, during the period ended August 31, 2025, amounted to $36,028,971 and $77,397,430, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2025, was approximately $14,831,849, with a related weighted average annualized interest rate of 3.26%.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended August 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash
24

NOTES TO FINANCIAL STATEMENTS (continued)
equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2025 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of August 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	-	Interest Rate Risk	(2,670)(1)
Gross fair value of derivative contracts	-		(2,670)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	32,267	32,267
Total	32,267	32,267

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	(2,670)	(2,670)
Total	(2,670)	(2,670)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2025:
Average Market Value ($)
Futures:
Interest Rate Futures Short	760,308
At August 31, 2025, the cost of investments for federal income tax purposes was $205,083,419; accordingly, accumulated net unrealized depreciation on investments was $26,884,976, consisting of $1,421,289 gross unrealized appreciation and $28,306,265 gross unrealized depreciation.
25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon High Yield Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon High Yield Municipal Bond Fund (the “Fund”) (one of the funds constituting BNY Mellon Municipal Funds, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Municipal Funds, Inc.) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2025
26

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended August 31, 2025 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $2,587 which is being reported as ordinary dividend income. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2025 calendar year on Form 1099-DIV, which will be mailed in early 2026.
27

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
28

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
29

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $47,116.
30

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
31

© 2025 BNY Mellon Securities Corporation
Code-6165NCSRAR0825

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: October 22, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)